Fair value estimation (Tables)	12 Months Ended
Dec. 31, 2024
Fair value estimation
Summary of financial instruments

	Fair value	Fair value	Fair value	Fair value
	assets	liabilities	assets	liabilities
	2024	2024	2023	2023
	£m	£m	£m	£m
Interest rate swaps (level 2):
– non-hedge	—	—	—	(1)
– net investment hedge	23	(19)	37	(27)
– cash flow hedge	1	(28)	24	(11)
Foreign exchange swaps (level 2):
– non-hedge	—	(3)	1	—
	24	(50)	62	(39)
Analysed as follows:
Current portion	—	(3)	5	(23)
Non-current portion	24	(47)	57	(16)
Derivative financial instruments	24	(50)	62	(39)
Contingent consideration (including put option liability) (level 3)	—	(75)	—	(76)
Analysed as follows:
Current portion	—	(37)	—	(36)
Non-current portion	—	(38)	—	(40)
Other payables	—	(75)	—	(76)

Summary of contingent consideration

	Contingent	Contingent
	consideration	consideration
	2024	2023
	£m	£m
At 1 January	76	70
Exchange differences	(1)	(3)
Acquisitions	31	41
Payments	(25)	(28)
Unused amount reversed	(7)	—
Revaluation of put option through equity	1	(4)
At 31 December	75	76

Summary of maturity of financial instruments

	Less than	Between	More than
	1 year	1 and 5 years	5 years	Total
	£m	£m	£m	£m
At 31 December 2024
Non-derivative financial instruments
Borrowings	(1,225)	(1,848)	(978)	(4,051)
	(1,225)	(1,848)	(978)	(4,051)
Derivative financial instruments
Cross-currency interest rate swaps:
– outflow	(47)	(1,695)	—	(1,742)
– inflow	25	1,623	—	1,648
Foreign exchange swaps:
– outflow	(363)	—	—	(363)
– inflow	360	—	—	360
Foreign exchange forwards:
– outflow	(11)	—	—	(11)
– inflow	11	—	—	11
	(25)	(72)	—	(97)
Net outflow	(1,250)	(1,920)	(978)	(4,148)
At 31 December 2023
Non-derivative financial instruments
Borrowings	(1,209)	(2,601)	(1,003)	(4,812)
	(1,209)	(2,601)	(1,003)	(4,812)
Derivative financial instruments
Cross-currency interest rate swaps:
– outflow	(454)	(1,707)	—	(2,162)
– inflow	400	1,703	—	2,103
Interest rate swaps:
– outflow	(21)	—	—	(21)
– inflow	31	—	—	31
Foreign exchange swaps:
– outflow	(140)	—	—	(140)
– inflow	140	—	—	140
	(44)	(4)	—	(49)
Net outflow	(1,253)	(2,605)	(1,003)	(4,861)